Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated (Deficit) [Member]	Total
Balance at Dec. 31, 2017	$ 49,260	$ (49,260)	$ (4,800)	$ (4,800)
Balance, shares at Dec. 31, 2017	492,598,000
Net (Loss)			(7,194)	(7,194)
Reverse Split	(491,971,000)
Balance at Dec. 31, 2018	$ 49,260	(49,260)	(11,994)	(11,994)
Balance, shares at Dec. 31, 2018	627,000
Net (Loss)			(4,515)	(4,515)
Balance at Dec. 31, 2019	$ 49,260	(49,260)	(16,509)	(16,509)
Balance, shares at Dec. 31, 2019	627,000
Net (Loss)			(13,031)	(13,031)
Warrants issued		14,644		14,644
Private placement	$ 1,617	160,068		161,685
Private placement, shares	16,168,000
Balance at Sep. 30, 2020	$ 50,877	$ 125,452	$ (29,540)	$ 146,789
Balance, shares at Sep. 30, 2020	16,795,000